Loans and financing (Details 3) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Book value	R$ 10,583,589
Fair value	5,296,168
Debentures [Member]
IfrsStatementLineItems [Line Items]
Book value	867,045
Fair value	867,045
E S N 2024 [Member]
IfrsStatementLineItems [Line Items]
Book value	190,781
Fair value	155,799
Senior Notes 2025 [Member]
IfrsStatementLineItems [Line Items]
Book value	1,701,164
Fair value	563,671
Exchange rate
IfrsStatementLineItems [Line Items]
Book value	1,183,094
Fair value	439,994
Secured Amortizing Notes [Member]
IfrsStatementLineItems [Line Items]
Book value	991,920
Fair value	622,424
Senior Secured Notes 2028 [Member]
IfrsStatementLineItems [Line Items]
Book value	1,304,618
Fair value	392,065
E S S N 2028 [Member]
IfrsStatementLineItems [Line Items]
Book value	3,502,360
Fair value	1,879,613
Perpetual Notes [Member]
IfrsStatementLineItems [Line Items]
Book value	684,934
Fair value	217,884
Other [Member]
IfrsStatementLineItems [Line Items]
Book value	157,673
Fair value	R$ 157,673